ACCOUNTS RECEIVEABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 5,812,003	$ 0
Less: Allowance for doubtful accounts	0	0
Total accounts receivable	$ 5,812,003	$ 0